UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22597

Parametric Market Neutral Portfolio

(Formerly, Parametric Structured Absolute Return Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 60.9%

Security	Shares	Value

Australia — 1.1%
AGL Energy, Ltd.	6,533	$107,575
Amcor, Ltd.	28,411	291,777
APA Group	2,615	17,660
Australia and New Zealand Banking Group, Ltd.	4,552	150,431
BHP Billiton, Ltd.	4,725	158,850
CFS Retail Property Trust Group	5,171	11,783
Coca-Cola Amatil, Ltd.	4,989	78,375
Commonwealth Bank of Australia	3,436	261,895
Computershare, Ltd.	3,083	31,759
Crown, Ltd.	1,448	19,376
CSL, Ltd.	1,824	119,204
Federation Centres	5,647	15,222
GPT Group	9,186	39,082
Harvey Norman Holdings, Ltd.	17,218	53,603
James Hardie Industries PLC CDI	3,210	33,811
Metcash, Ltd.	5,337	22,648
National Australia Bank, Ltd.	4,236	149,479
Newcrest Mining, Ltd.	566	9,915
Orica, Ltd.	5,419	128,502
Origin Energy, Ltd.	8,746	111,970
Rio Tinto, Ltd.	2,011	117,036
Shopping Centres Australasia Property Group(1)	1,119	1,878
Sydney Airport	3,269	11,729
Tabcorp Holdings, Ltd.	6,320	22,623
Tatts Group, Ltd.	6,146	20,842
Telstra Corp., Ltd.	46,235	238,792
Transurban Group	20,984	148,447
Wesfarmers, Ltd.	728	32,751
Westfield Group	2,794	33,797
Westfield Retail Trust	3,405	11,643
Westpac Banking Corp.	3,334	116,957
Woodside Petroleum, Ltd.	1,115	43,500
Woolworths, Ltd.	3,710	140,124

		$2,753,036

Austria — 0.2%
Andritz AG	197	$12,829
Immofinanz AG(1)	2,991	12,230
OMV AG	4,683	219,982
Raiffeisen Bank International AG	2,793	98,593
Verbund AG	2,580	56,482

		$400,116

Security	Shares	Value

Belgium — 0.5%
Anheuser-Busch InBev NV	4,635	$445,287
Belgacom SA	5,010	115,345
Colruyt SA	2,498	126,166
Groupe Bruxelles Lambert SA	2,373	183,667
Mobistar SA	842	20,075
Solvay SA	907	132,886
Telenet Group Holding NV	1,739	93,523
UCB SA	1,863	109,951
Umicore SA	1,825	84,582

		$1,311,482

Brazil — 1.1%
AES Tiete SA, PFC Shares	3,300	$33,450
All America Latina Logistica SA (Units)	4,700	23,773
Banco do Brasil SA	8,600	108,448
Banco Santander Brasil SA ADR	16,000	118,720
BM&F Bovespa SA	22,200	153,899
BR Malls Participacoes SA	7,900	93,225
Bradespar SA, PFC Shares	2,500	31,738
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	28,043
Cia de Concessoes Rodoviarias SA (CCR)	7,700	75,432
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,200	60,060
Cia de Saneamento de Minas Gerais-COPASA	1,500	34,562
Cia Energetica de Minas Gerais SA ADR	4,200	53,886
Cia Energetica de Sao Paulo, PFC Shares	4,800	50,789
Cia Hering	4,100	83,404
Cia Paranaense de Energia ADR	2,500	44,600
Cia Siderurgica Nacional SA ADR	7,900	31,600
Cielo SA	3,024	79,758
CPFL Energia SA ADR	2,100	44,940
Diagnosticos da America SA	11,900	65,544
Embraer SA ADR	2,000	69,860
Estacio Participacoes SA	3,100	73,535
Gerdau SA ADR	6,800	53,380
Itau Unibanco Holding SA ADR, PFC Shares	9,100	153,153
Lojas Americanas SA, PFC Shares	11,865	103,661
Lojas Renner SA	600	22,780
Marcopolo SA, PFC Shares	5,700	37,919
MPX Energia SA(1)	4,500	19,185
Natura Cosmeticos SA	4,000	100,202
OGX Petroleo e Gas Participacoes SA(1)	13,100	13,226
Oi SA ADR	18,499	44,213
PDG Realty SA Empreendimentos e Participacoes	56,300	63,595
Petroleo Brasileiro SA ADR	13,500	258,525
Raia Drogasil SA	7,800	83,819

13	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
Tim Participacoes SA ADR	1,300	$27,118
Totvs SA	2,000	37,636
Tractebel Energia SA	2,900	51,615
Ultrapar Participacoes SA	2,900	77,126
Vale SA ADR	13,700	234,133
Weg SA	3,600	47,646

		$2,788,198

Chile — 0.5%
Administradora de Fondos de Pensiones Provida SA	5,100	$35,303
Aguas Andinas SA, Series A	57,700	45,944
Antarchile SA, Series A	3,000	47,776
Banco de Chile	397,809	62,043
Banco de Credito e Inversiones	913	65,526
Banco Santander Chile SA ADR	2,356	62,764
Cap SA	1,500	47,298
Cencosud SA	11,400	64,379
Cia Cervecerias Unidas SA	1,900	32,880
Cia General de Electricidad SA	6,200	37,520
Colbun SA	111,100	34,206
Corpbanca SA	3,255,600	44,588
Embotelladora Andina SA, Class B, PFC Shares	4,800	32,615
Empresa Nacional de Electricidad SA	22,800	40,425
Empresas CMPC SA	10,900	40,272
Empresas Copec SA	6,100	87,430
Enersis SA	186,800	70,405
ENTEL SA	2,300	44,344
Latam Airlines Group SA	3,200	66,112
Parque Arauco SA	8,400	21,723
Ripley Corp. SA	17,800	18,520
S.A.C.I. Falabella SA	9,600	109,770
Salfacorp SA	14,400	26,907
Sigdo Koppers SA	8,300	21,836
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	84,133
Sonda SA	12,400	42,918
Vina Concha y Toro SA	16,500	32,233

		$1,319,870

China — 1.6%
Agricultural Bank of China, Ltd., Class H	268,000	$128,770
Air China, Ltd., Class H	40,000	32,478
Anhui Conch Cement Co., Ltd., Class H	37,500	136,146
Baidu, Inc. ADR(1)	1,600	137,360
Bank of Communications, Ltd., Class H	146,000	116,268
Beijing Enterprises Holdings, Ltd.	8,000	59,841

Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings, Ltd.(1)	22,000	$26,992
BYD Co., Ltd., Class H(1)	8,000	28,745
China CITIC Bank Corp., Ltd., Class H	33,000	18,619
China Coal Energy Co., Class H	26,213	20,235
China Communications Construction Co., Ltd., Class H	72,000	69,198
China Construction Bank Corp., Class H	367,000	308,027
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	53,032
China Life Insurance Co., Ltd., Class H	26,000	71,916
China Longyuan Power Group Corp., Class H	30,000	27,516
China Mengniu Dairy Co., Ltd.	18,000	50,784
China Merchants Bank Co., Ltd., Class H	52,500	112,146
China Merchants Holdings (International) Co., Ltd.	16,000	50,549
China Minsheng Banking Corp, Ltd., Class H	70,000	89,873
China Mobile, Ltd.	35,500	390,681
China National Building Material Co., Ltd., Class H	18,000	21,333
China Overseas Land & Investment, Ltd.	42,000	128,508
China Pacific Insurance (Group) Co., Ltd., Class H	32,400	116,568
China Resources Enterprise, Ltd.	16,000	54,930
China Resources Power Holdings Co., Ltd.	18,000	59,170
China Telecom Corp., Ltd., Class H	174,000	88,925
China Yurun Food Group, Ltd.(1)	47,000	28,044
Citic Pacific, Ltd.	30,000	36,454
Ctrip.com International, Ltd. ADR(1)	1,100	24,178
Digital China Holdings, Ltd.	32,000	40,401
Dongfeng Motor Group Co., Ltd., Class H	40,000	59,966
Focus Media Holding, Ltd. ADR	1,000	27,270
Guangdong Investment, Ltd.	52,000	50,144
Guangzhou Automobile Group Co., Ltd., Class H	34,000	28,024
Home Inns & Hotels Management, Inc. ADR(1)	1,100	27,412
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	74,800	71,079
Inner Mongolia Yitai Coal Co., Ltd., Class B	21,200	110,757
Jiangxi Copper Co., Ltd., Class H	55,000	107,641
Kunlun Energy Co., Ltd.	62,000	121,826
Lenovo Group, Ltd.	78,000	71,454
Mindray Medical International, Ltd. ADR	800	31,592
NetEase.com, Inc. ADR	1,100	62,029
New Oriental Education & Technology Group, Inc. ADR	1,200	22,956
Parkson Retail Group, Ltd.	41,000	22,366
PICC Property & Casualty Co., Ltd., Class H	16,000	20,588
Ports Design, Ltd.	39,000	30,650
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	23,119
SINA Corp.(1)	1,300	73,216
Sino Biopharmaceutical, Ltd.	48,000	33,121
Sinopharm Group Co., Ltd., Class H	9,600	28,608

14	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Sohu.com, Inc.(1)	700	$36,008
Sound Global, Ltd.	68,000	30,918
Tingyi (Cayman Islands) Holding Corp.	22,000	61,010
Tsingtao Brewery Co., Ltd., Class H	4,000	26,805
Want Want China Holdings, Ltd.	61,000	96,905
Weichai Power Co., Ltd., Class H	15,200	53,194
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	36,233
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	47,235
Yanzhou Coal Mining Co., Ltd., Class H	86,000	89,993
ZTE Corp., Class H	14,400	24,341

		$4,054,147

Colombia — 0.3%
Almacenes Exito SA	3,800	$62,296
Banco de Bogota	1,300	44,875
Bancolombia SA ADR, PFC Shares	1,200	81,324
Cia Colombiana de Inversiones SA	6,700	19,346
Ecopetrol SA	39,000	93,809
Empresa de Energia de Bogota SA	29,900	22,362
Grupo Argos SA	2,900	32,288
Grupo Argos SA, PFC Shares	2,500	27,588
Grupo Aval Acciones y Valores SA	56,100	38,884
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	43,132
Grupo de Inversiones Suramericana	1,650	34,807
Grupo Nutresa SA	5,100	70,307
Grupo Odinsa SA	3,524	17,947
Interconexion Electrica SA	7,100	32,678
ISAGEN SA ESP	31,400	43,700

		$665,343

Czech Republic — 0.3%
CEZ AS	10,780	$312,741
Komercni Banka AS	900	172,337
New World Resources PLC, Class A	10,220	26,665
Pegas Nonwovens SA	3,630	96,226
Unipetrol AS(1)	8,100	71,108

		$679,077

Denmark — 0.6%
A.P. Moller - Maersk A/S, Class A	10	$68,446
A.P. Moller - Maersk A/S, Class B	12	85,452
Coloplast A/S, Class B(1)	5,168	281,231
Danske Bank A/S(1)	1,163	22,024
DSV A/S	4,722	118,940
Novo Nordisk A/S, Class B	3,017	531,066

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	6,545	$226,530
TDC A/S	4,463	36,217
Tryg A/S	985	85,373
William Demant Holding A/S(1)	512	40,996

		$1,496,275

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$32,419
Commercial International Bank	26,300	115,953
Eastern Tobacco	2,550	35,316
Egypt Kuwaiti Holding Co.	35,600	41,642
Egyptian Financial Group-Hermes Holding SAE(1)	11,500	16,618
El Sewedy Cables Holding Co.	2,000	5,694
Ezz Steel	23,000	30,670
Juhayna Food Industries	47,300	56,599
Orascom Construction Industries (OCI)(1)	4,000	133,785
Orascom Telecom Holding SAE(1)	137,000	92,972
Orascom Telecom Media and Technology Holding SAE	173,500	12,264
Sidi Kerir Petrochemicals Co.	16,100	28,740
Talaat Moustafa Group(1)	57,300	32,612
Telecom Egypt	14,500	26,446

		$661,730

Finland — 0.4%
Elisa Oyj	4,673	$88,637
Fortum Oyj	3,112	57,844
Kesko Oyj, Class B	860	25,821
Kone Oyj, Class B	3,760	332,341
Metso Oyj	563	23,197
Nokia Oyj	27,833	93,510
Nokian Renkaat Oyj	461	20,026
Orion Oyj, Class B	3,395	97,565
Pohjola Bank PLC, Class A	474	8,069
Sampo Oyj	4,144	165,822
Stora Enso Oyj	4,761	33,203
UPM-Kymmene Oyj	1,212	12,759
Wartsila Oyj	2,286	112,411

		$1,071,205

France — 1.0%
ADP	957	$86,619
Air Liquide SA	2,799	354,623
Alcatel-Lucent(1)	5,142	7,082
Carrefour SA	1,390	41,282
Christian Dior SA	308	53,758

15	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Compagnie Generale des Etablissements Michelin, Class B	95	$8,033
Dassault Systemes SA	1,313	160,288
Essilor International SA	1,348	151,883
Eutelsat Communications SA	2,656	95,969
France Telecom SA	1,643	17,546
GDF Suez	5,413	116,056
Iliad SA	94	21,510
Imerys SA	335	22,057
L’Oreal SA	521	92,994
Lagardere SCA	967	35,941
LVMH Moet Hennessy Louis Vuitton SA	1,689	292,678
Natixis	3,700	16,219
Pernod-Ricard SA	1,674	207,359
PPR SA	57	12,555
Safran SA	1,774	87,202
Sanofi	1,596	172,552
SES SA	691	21,552
Societe BIC SA	707	75,395
Sodexo	874	73,092
Suez Environnement Co. SA	2,287	32,821
Thales SA	520	22,595
Total SA	1,490	75,002
Unibail-Rodamco SE	90	23,527

		$2,378,190

Germany — 1.0%
Adidas AG	795	$83,131
Bayerische Motoren Werke AG	1,384	127,979
Bayerische Motoren Werke AG, PFC Shares	1,343	93,508
Beiersdorf AG	1,690	153,084
Brenntag AG	97	16,564
Continental AG	166	19,745
Daimler AG	146	8,095
Deutsche Lufthansa AG	814	16,298
Deutsche Post AG	4,373	103,950
Deutsche Telekom AG	4,513	53,453
Fraport AG	277	16,573
Fresenius Medical Care AG & Co. KGaA	261	17,982
Hannover Rueckversicherung AG	307	25,974
Henkel AG & Co. KGaA	815	63,883
Henkel AG & Co. KGaA, PFC Shares	1,502	141,799
Linde AG	3,096	586,208
Salzgitter AG	502	19,759
SAP AG	7,803	622,070
Siemens AG	1,667	174,180
United Internet AG	3,764	103,349
Volkswagen AG, PFC Shares	40	8,123

		$2,455,707

Security	Shares	Value

Greece — 0.0%(2)
OPAP SA	4,064	$40,061

		$40,061

Hong Kong — 0.8%
AAC Technologies Holdings, Inc.	4,000	$19,605
ASM Pacific Technology, Ltd.	2,100	21,671
Bank of East Asia, Ltd.	21,600	89,137
BOC Hong Kong (Holdings), Ltd.	43,500	149,628
Cathay Pacific Airways, Ltd.	44,000	77,555
Cheung Kong Infrastructure Holdings, Ltd.	17,000	123,458
CLP Holdings, Ltd.	16,500	145,537
Hang Seng Bank, Ltd.	18,400	308,446
HKT Trust and HKT, Ltd.	20,000	20,987
Hong Kong & China Gas Co., Ltd.	79,800	240,882
Hopewell Holdings, Ltd.	17,000	65,583
Link REIT (The)	53,500	301,900
MTR Corp., Ltd.	29,500	121,771
PCCW, Ltd.	40,000	20,278
Power Assets Holdings, Ltd.	27,000	264,028
Wing Hang Bank, Ltd.	3,500	36,862

		$2,007,328

Hungary — 0.3%
EGIS Pharmaceuticals PLC	340	$26,871
Magyar Telekom Rt.	54,620	101,022
MOL Hungarian Oil & Gas Rt.	2,690	191,208
OTP Bank Rt.	11,810	246,572
Richter Gedeon Rt.	1,120	166,254

		$731,927

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	700	$26,516
Infosys, Ltd. ADR	4,200	175,308

		$201,824

Indonesia — 0.6%
Adaro Energy Tbk PT	287,500	$36,437
AKR Corporindo Tbk PT	39,000	20,683
Bank Central Asia Tbk PT	90,000	99,618
Bank Mandiri Tbk PT	65,000	70,319
Bank Negara Indonesia Persero Tbk PT	133,000	73,967
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	44,973
Bank Rakyat Indonesia Tbk PT	67,500	65,375
Bumi Resources Tbk PT	560,000	38,712

16	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)
Energi Mega Persada Tbk PT(1)	1,737,000	$24,369
Gudang Garam Tbk PT	19,500	99,201
Indo Tambangraya Megah Tbk PT	11,000	41,621
Indocement Tunggal Prakarsa Tbk PT	23,500	63,945
Indofood Sukses Makmur Tbk PT	31,500	23,842
Jasa Marga (Persero) Tbk PT	52,500	36,230
Kalbe Farma Tbk PT	645,000	92,388
Lippo Karawaci Tbk PT	274,500	38,152
Media Nusantara Citra Tbk PT	120,000	38,628
Perusahaan Gas Negara Tbk PT	130,000	83,619
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	32,009
Semen Gresik (Persero) Tbk PT	37,500	71,071
Surya Semesta Internusa Tbk PT	156,289	25,452
Tambang Batubara Bukit Asam Tbk PT	19,500	30,605
Telekomunikasi Indonesia Tbk PT	125,000	150,598
Unilever Indonesia Tbk PT	18,500	49,986
United Tractors Tbk PT	37,000	67,673
XL Axiata Tbk PT	76,000	39,880

		$1,459,353

Ireland — 0.3%
Covidien PLC	3,091	$197,329
CRH PLC	5,444	117,229
Eaton Corp. PLC	1,486	91,255
Elan Corp. PLC(1)	4,779	55,318
Kerry Group PLC, Class A	4,984	294,260

		$755,391

Israel — 0.3%
Bank Hapoalim B.M.(1)	21,756	$101,204
Bank Leumi Le-Israel B.M.(1)	27,289	96,996
Bezeq Israeli Telecommunication Corp., Ltd.	50,598	73,494
Delek Group, Ltd.	104	27,420
Elbit Systems, Ltd.	175	7,305
Israel Chemicals, Ltd.	4,485	53,445
Israel Corp., Ltd.	89	57,311
Mellanox Technologies, Ltd.(1)	975	51,078
Mizrahi Tefahot Bank, Ltd.(1)	5,302	54,242
NICE Systems, Ltd.(1)	2,285	81,051
Teva Pharmaceutical Industries, Ltd. ADR	6,968	266,805

		$870,351

Italy — 0.7%
Atlantia SpA	4,869	$87,051
Autogrill SpA	3,445	44,612

Security	Shares	Value

Italy (continued)
Enel Green Power SpA	55,840	$119,119
Enel SpA	5,639	21,808
ENI SpA	25,755	614,679
Finmeccanica SpA(1)	5,684	29,609
Luxottica Group SpA	4,170	215,982
Pirelli & C. SpA	2,428	25,254
Saipem SpA	267	7,577
Snam Rete Gas SpA	43,318	213,173
Telecom Italia SpA	13,750	11,679
Telecom Italia SpA, PFC Shares	37,815	26,263
Tenaris SA	2,416	53,863
Terna Rete Elettrica Nazionale SpA	37,502	175,533

		$1,646,202

Japan — 2.0%
ABC-Mart, Inc.	1,000	$37,460
Air Water, Inc.	2,000	32,385
All Nippon Airways Co., Ltd.	42,000	91,477
Bank of Kyoto, Ltd. (The)	8,000	84,170
Bank of Yokohama, Ltd. (The)	21,000	127,759
Benesse Holdings, Inc.	1,000	44,320
Canon, Inc.	700	25,175
Chiba Bank, Ltd. (The)	12,000	93,176
Chugai Pharmaceutical Co., Ltd.	4,300	107,058
Chugoku Bank, Ltd. (The)	7,000	122,052
Daihatsu Motor Co., Ltd.	6,000	119,020
Electric Power Development Co., Ltd.	600	17,136
Gunma Bank, Ltd. (The)	13,000	82,703
Hachijuni Bank, Ltd. (The)	11,000	74,892
Hamamatsu Photonics K.K.	3,000	123,689
Hirose Electric Co., Ltd.	200	28,758
Hiroshima Bank, Ltd. (The)	17,000	89,617
Hoya Corp.	500	10,018
Isetan Mitsukoshi Holdings, Ltd.	1,100	17,532
ITOCHU Techno-Solutions Corp.	1,000	47,587
Iyo Bank, Ltd. (The)	6,000	62,842
Japan Airlines Co., Ltd.	2,100	106,640
Japan Prime Realty Investment Corp.	7	25,723
Japan Real Estate Investment Corp.	2	26,867
Joyo Bank, Ltd. (The)	3,000	18,441
JX Holdings, Inc.	3,000	16,290
Kamigumi Co., Ltd.	7,000	65,637
Kansai Paint Co., Ltd.	6,000	76,991
Keikyu Corp.	3,000	33,199
Keio Corp.	12,000	103,222
Keyence Corp.	800	253,877

17	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kintetsu Corp.	8,000	$40,466
Kyowa Hakko Kirin Co., Ltd.	4,000	49,098
Lawson, Inc.	500	39,367
McDonald’s Holdings Co. (Japan), Ltd.	2,600	75,837
Miraca Holdings, Inc.	500	24,933
Mitsubishi Tanabe Pharma Corp.	2,200	33,465
Mizuho Financial Group, Inc.	6,500	14,303
NGK Spark Plug Co., Ltd.	4,000	67,435
Nippon Telegraph & Telephone Corp.	300	14,919
Nishi-Nippon City Bank, Ltd. (The)	16,000	53,376
Nitori Holdings Co., Ltd.	750	56,582
NTT DoCoMo, Inc.	248	410,663
Odakyu Electric Railway Co., Ltd.	12,000	144,516
Ono Pharmaceutical Co., Ltd.	1,800	118,715
Oracle Corp. Japan	800	34,273
Oriental Land Co., Ltd.	1,000	161,670
Osaka Gas Co., Ltd.	12,000	52,008
Rakuten, Inc.	14,329	152,838
Rinnai Corp.	700	55,661
Sankyo Co., Ltd.	600	27,346
Santen Pharmaceutical Co., Ltd.	1,900	95,370
Seven Bank, Ltd.	8,300	29,473
Shimamura Co., Ltd.	700	88,467
Shizuoka Bank, Ltd. (The)	15,000	183,606
Suruga Bank, Ltd.	4,000	70,768
Suzuken Co., Ltd.	1,600	62,305
Sysmex Corp.	200	12,898
Taisho Pharmaceutical Holdings Co., Ltd.	200	14,829
Takashimaya Co., Ltd.	3,000	35,461
Takeda Pharmaceutical Co., Ltd.	500	27,451
Toho Gas Co., Ltd.	11,000	65,586
Tokyo Gas Co., Ltd.	10,000	57,081
TonenGeneral Sekiyu K.K.	10,000	101,054
Tsumura & Co.	800	26,141
Unicharm Corp.	2,600	168,120
USS Co., Ltd.	680	87,233
Yahoo! Japan Corp.	16	8,040
Yakult Honsha Co., Ltd.	600	26,153
Yamaguchi Financial Group, Inc.	3,000	32,580
Yamato Holdings Co., Ltd.	700	13,503

		$4,999,303

Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	11,235	$21,361
Boubyan Bank KSC(1)	5,750	12,951
Boubyan Petrochemicals Co.	35,000	80,069

Security	Shares	Value

Kuwait (continued)
Burgan Bank SAK	15,750	$32,717
Commercial Bank of Kuwait SAK(1)	10,000	24,522
Gulf Bank(1)	37,537	52,235
Gulf Cable and Electrical Industries Co.	10,000	36,619
Kuwait Finance House KSC	17,380	48,997
Kuwait Foods Co. (Americana)	2,500	16,916
Mabanee Co. SAKC	11,000	45,784
Mobile Telecommunications Co.	45,700	120,635
National Bank of Kuwait SAK	33,037	109,328
National Industries Group Holding(1)	37,700	32,909
Sultan Center Food Products Co.(1)	74,929	31,134

		$666,177

Malaysia — 0.6%
Airasia Bhd	23,600	$22,746
AMMB Holdings Bhd	19,900	43,835
Axiata Group Bhd	24,600	54,769
Batu Kawan Bhd	8,600	51,502
Boustead Holdings Bhd	12,050	20,285
British American Tobacco Malaysia Bhd	2,300	47,900
Dialog Group Bhd	19,700	15,360
Digi.com Bhd	33,100	50,501
Gamuda Bhd	21,900	29,317
Genting Bhd	28,200	97,392
Hong Leong Bank Bhd	3,400	16,165
IJM Corp. Bhd	11,000	19,725
IOI Corp. Bhd	16,300	26,955
Kuala Lumpur Kepong Bhd	9,400	66,648
Lafarge Malayan Cement Bhd	13,500	44,044
Malayan Banking Bhd	16,800	53,148
Maxis Bhd	25,400	56,441
Multi-Purpose Holdings Bhd	23,600	27,327
Parkson Holdings Bhd	30,000	41,604
Petronas Chemicals Group Bhd	25,900	55,602
Petronas Dagangan Bhd	4,400	34,147
PPB Group Bhd	12,300	51,753
Public Bank Bhd	13,900	75,035
Resorts World Bhd	20,400	25,234
RHB Capital Bhd	21,100	58,852
Sapurakencana Petroleum Bhd(1)	56,897	59,497
Sime Darby Bhd	61,600	191,206
Telekom Malaysia Bhd	29,400	53,341
Tenaga Nasional Bhd	17,100	44,122

		$1,434,453

18	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico — 1.1%
Alfa SAB de CV, Series A	66,500	$154,389
America Movil SAB de CV ADR, Series L	22,600	483,188
Bolsa Mexicana de Valores SAB de CV	26,300	71,867
Cemex SAB de CV ADR(1)	14,980	168,527
Coca Cola Femsa SAB de CV ADR	500	80,685
Compartamos SAB de CV	39,900	66,378
Embotelladoras Arca SAB de CV	9,900	81,019
Empresas ICA SAB de CV(1)	12,000	33,009
Fomento Economico Mexicano SA de CV ADR	1,700	192,763
Genomma Lab Internacional SA de CV(1)	9,700	20,946
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	34,728
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,500	31,028
Grupo Bimbo SA de CV, Series A	18,600	60,584
Grupo Carso SA de CV, Series A1	13,600	77,519
Grupo Elektra SA de CV	500	21,593
Grupo Financiero Banorte SAB de CV, Class O	31,500	237,373
Grupo Financiero Inbursa SAB de CV, Class O	51,600	149,671
Grupo Mexico SAB de CV, Series B	36,343	130,469
Grupo Modelo SA de CV, Series C	8,400	76,388
Grupo Televisa SA ADR	3,700	93,684
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	15,512
Industrias CH SAB de CV, Series B(1)	2,200	17,723
Industrias Penoles SA de CV	1,900	79,796
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	17,509
Mexichem SAB de CV	15,232	77,701
Minera Frisco SAB de CV(1)	8,400	35,946
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	51,746
TV Azteca SAB de CV, Series CPO	39,000	28,875
Wal-Mart de Mexico SAB de CV, Series V	44,900	142,440

		$2,733,056

Morocco — 0.0%(2)
Banque Centrale Populaire	2,600	$57,476

		$57,476

Netherlands — 0.8%
Akzo Nobel NV	3,213	$193,777
ASML Holding NV	5,658	421,028
European Aeronautic Defence and Space Co. NV	2,141	113,113
Gemalto NV	337	27,547
Heineken Holding NV	1,103	66,464
Heineken NV	2,752	194,772
Koninklijke Ahold NV	16,757	264,714
Koninklijke DSM NV	3,509	226,175

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	2,009	$4,210
Koninklijke Vopak NV	1,762	97,575
Orthofix International NV(1)	1,741	56,408
QIAGEN NV(1)	4,612	91,420
Reed Elsevier NV	3,846	62,424
Unilever NV	4,097	174,579

		$1,994,206

New Zealand — 0.1%
Auckland International Airport, Ltd.	39,704	$105,539
Contact Energy, Ltd.(1)	8,594	38,894
Fletcher Building, Ltd.	6,648	50,435
Telecom Corporation of New Zealand, Ltd.	21,189	47,315

		$242,183

Norway — 0.4%
Aker Solutions ASA	4,486	$62,786
Gjensidige Forsikring ASA	2,549	41,107
Norsk Hydro ASA	23,556	110,940
Orkla ASA	5,891	53,121
Seadrill, Ltd.	3,205	123,500
Statoil ASA	12,703	310,987
Telenor ASA	14,392	324,323
Yara International ASA	449	21,091

		$1,047,855

Peru — 0.3%
Alicorp SA	28,800	$107,877
Cia de Minas Buenaventura SA ADR	2,700	54,054
Credicorp, Ltd. ADR	940	141,555
Ferreyros SA	28,063	24,315
Grana y Montero SA	18,300	79,279
Intergroup Financial Services Corp.	500	17,605
Luz del Sur SAA	6,300	22,526
Sociedad Minera Cerro Verde SAA(1)	600	13,980
Southern Copper Corp.	8,672	289,038
Union Andina de Cementos SAA	17,000	25,214
Volcan Cia Minera SA, Class B	66,141	42,542

		$817,985

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	25,600	$35,467
Aboitiz Power Corp.	30,200	27,371
Alliance Global Group, Inc.	46,700	26,926

19	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Ayala Corp.	4,000	$62,353
Ayala Land, Inc.	29,200	23,061
Ayala Land, Inc., PFC Shares(3)	65,600	159
Bank of the Philippine Islands	12,700	31,717
International Container Terminal Services, Inc.	9,481	21,200
JG Summit Holding, Inc.	50,500	58,275
Jollibee Foods Corp.	7,800	24,365
Manila Electric Co.	3,700	33,635
Metro Pacific Investments Corp.	263,000	38,928
Philex Mining Corp.	75,900	30,460
Philex Petroleum Corp.(1)	29,500	19,292
Philippine Long Distance Telephone Co.	860	63,561
Puregold Price Club, Inc.	26,800	25,994
Robinsons Land Corp.	40,900	25,570
San Miguel Corp.	9,500	27,920
Semirara Mining Corp.	2,400	17,503
SM Investments Corp.	2,500	69,600
SM Prime Holdings, Inc.	89,500	43,552
Universal Robina Corp.	8,500	24,534

		$731,443

Poland — 0.6%
Agora SA	14,100	$27,763
AmRest Holdings SE(1)	1,400	35,992
Asseco Poland SA	4,530	61,484
Bank Pekao SA	1,780	85,396
Boryszew SA(1)	93,680	13,364
BRE Bank SA(1)	470	51,468
Budimex SA	710	17,388
Cyfrowy Polsat SA(1)	8,634	45,638
Emperia Holding SA	1,350	23,450
Enea SA	4,500	18,522
Eurocash SA	2,480	44,719
Grupa Azoty SA	300	5,786
ING Bank Slaski SA(1)	1,400	39,891
Jastrzebska Spolka Weglowa SA	1,200	31,941
KGHM Polska Miedz SA	2,483	116,827
Lubelski Wegiel Bogdanka SA	1,040	38,652
Netia SA(1)	13,000	17,294
NG2 SA	2,690	62,171
Polish Oil & Gas(1)	26,840	45,380
Polska Grupa Energetyczna SA	25,610	133,094
Polski Koncern Naftowy Orlen SA(1)	4,840	75,151
Powszechna Kasa Oszczednosci Bank Polski SA	13,600	141,617
Powszechny Zaklad Ubezpieczen SA	837	115,448

Security	Shares	Value

Poland (continued)
Tauron Polska Energia SA	47,400	$63,250
Telekomunikacja Polska SA	23,350	52,091
TVN SA	7,240	19,947

		$1,383,724

Portugal — 0.1%
EDP-Energias de Portugal SA	27,367	$94,060
Galp Energia SGPS SA, Class B	2,862	45,869
Jeronimo Martins SGPS SA	3,700	88,253
Portugal Telecom SGPS SA	7,749	40,433

		$268,615

Qatar — 0.3%
Aamal Co. QSC(1)	6,942	$26,934
Doha Bank, Ltd.	3,250	40,343
Gulf International Services QSC	3,900	43,757
Industries Qatar	2,985	141,229
Masraf Al Rayan	11,950	81,857
Qatar Electricity & Water Co.	800	31,417
Qatar Gas Transport Co., Ltd. (NAKILAT)	13,000	56,080
Qatar Islamic Bank	2,500	47,329
Qatar National Bank	3,048	112,999
Qatar National Cement Co.	600	16,457
Qatar National Navigation	1,500	25,678
Qatar Telecom QSC	2,894	91,449

		$715,529

Russia — 1.1%
CTC Media, Inc.	2,300	$28,727
E.ON Russia JSC	607,000	49,016
Etalon Group, Ltd. GDR(1)(4)	4,600	19,780
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	28,154
Federal Hydrogenerating Co. JSC ADR	28,000	47,811
Globaltrans Investment PLC GDR(4)	2,700	38,358
KamAZ(1)	13,000	14,212
LUKOIL OAO ADR	3,700	235,261
Magnit OJSC	970	208,074
Mail.ru Group, Ltd. GDR(4)	1,800	48,643
MMC Norilsk Nickel GDR	6,100	94,158
Mobile TeleSystems OJSC	16,900	149,067
Novolipetsk Steel GDR(4)	2,500	41,739
OAO Gazprom ADR	42,600	339,265
OAO Inter Rao Ues(1)	41,577,400	17,213
Pharmstandard OJSC GDR(1)(4)	2,600	54,366
PIK Group GDR(1)(4)	9,700	19,196

20	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
Rosneft Oil Co. GDR(4)	11,100	$76,130
Rostelecom	22,500	84,385
Sberbank of Russia ADR(1)	33,000	425,922
Severstal OAO GDR(4)	4,600	39,119
Surgutneftegas OJSC ADR	13,600	116,030
Surgutneftegas OJSC, PFC Shares	130,200	92,042
Tatneft ADR	3,000	113,446
Uralkali OJSC GDR(4)	2,000	72,530
VimpelCom, Ltd. ADR	5,800	63,510
VTB Bank OJSC GDR(4)	22,500	70,997
X5 Retail Group NV GDR(1)(4)	2,900	50,866
Yandex NV, Class A(1)	1,300	33,462

		$2,671,479

Singapore — 0.8%
Ascendas Real Estate Investment Trust	46,000	$102,996
CapitaMall Trust	18,000	33,940
ComfortDelGro Corp., Ltd.	14,000	22,589
DBS Group Holdings, Ltd.	35,000	477,444
Oversea-Chinese Banking Corp., Ltd.	36,000	317,807
Singapore Airlines, Ltd.	15,000	135,452
Singapore Press Holdings, Ltd.	34,000	123,218
Singapore Technologies Engineering, Ltd.	18,000	64,423
Singapore Telecommunications, Ltd.	77,000	245,961
StarHub, Ltd.	22,000	84,601
United Overseas Bank, Ltd.	11,000	191,150
UOL Group, Ltd.	17,000	98,704

		$1,898,285

South Africa — 1.1%
ABSA Group, Ltd.	2,300	$37,893
Adcock Ingram Holdings, Ltd.	5,800	39,481
AECI, Ltd.	2,500	27,980
African Bank Investments, Ltd.	12,000	38,137
African Rainbow Minerals, Ltd.	1,000	19,731
Anglo Platinum, Ltd.(1)	800	30,490
AngloGold Ashanti, Ltd.	2,900	55,952
Aveng, Ltd.	14,200	46,689
AVI, Ltd.	7,900	47,527
Barloworld, Ltd.	3,300	34,593
Bidvest Group, Ltd.	4,200	109,318
Capital Property Fund	19,700	25,903
Clicks Group, Ltd.	6,800	43,374
Discovery Holdings, Ltd.	2,400	21,886
FirstRand, Ltd.	17,000	59,145

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co., Ltd.	5,600	$28,311
Impala Platinum Holdings, Ltd.	4,286	58,737
Imperial Holdings, Ltd.	1,300	28,819
Kumba Iron Ore, Ltd.	1,000	53,010
Kumba Resources, Ltd.	2,200	34,649
Liberty Holdings, Ltd.	2,300	30,658
Massmart Holdings, Ltd.	2,200	45,615
Mediclinic International, Ltd.	2,800	20,308
MMI Holdings, Ltd.	18,700	47,761
Mondi, Ltd.	1,900	25,559
Mr. Price Group, Ltd.	4,200	60,430
MTN Group, Ltd.	25,600	461,977
Murray & Roberts Holdings, Ltd.(1)	11,600	28,427
Nampak, Ltd.	9,600	35,298
Nedbank Group, Ltd.	2,200	46,779
Netcare, Ltd.	26,000	59,087
Remgro, Ltd.	4,700	94,811
Reunert, Ltd.	5,500	47,873
RMB Holdings, Ltd.	12,000	53,322
Sanlam, Ltd.	11,500	59,004
Sasol, Ltd.	3,800	164,603
Shoprite Holdings, Ltd.	2,100	39,878
Spar Group, Ltd. (The)	3,300	43,577
Standard Bank Group, Ltd.	8,000	100,036
Steinhoff International Holdings, Ltd.(1)	24,600	65,705
Sun International, Ltd.	4,200	51,058
Tiger Brands, Ltd.	1,300	40,491
Truworths International, Ltd.	7,200	71,678
Vodacom Group (Pty), Ltd.	8,900	104,384
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	53,413
Woolworths Holdings, Ltd.	3,700	28,873

		$2,722,230

South Korea — 1.1%
Asiana Airlines, Inc.(1)	3,000	$14,267
BS Financial Group, Inc.	1,100	14,505
Celltrion, Inc.	1,508	43,304
Cheil Industries, Inc.	670	57,804
Cheil Worldwide, Inc.(1)	2,670	66,008
CJ Corp.	300	39,421
Dongbu Insurance Co., Ltd.	1,430	57,774
Hankook Tire Co., Ltd.	1,560	67,969
Hankook Tire Worldwide Co., Ltd.	869	15,808
Hite-Jinro Co., Ltd.	500	14,644
Honam Petrochemical Corp.	270	39,962
Hynix Semiconductor, Inc.(1)	2,810	76,534

21	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Hyundai Glovis Co., Ltd.	290	$48,817
Hyundai Heavy Industries Co., Ltd.	280	51,228
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	53,529
Hyundai Merchant Marine Co., Ltd.(1)	1,080	10,061
Hyundai Motor Co.	540	98,055
Hyundai Steel Co.	700	48,633
Industrial Bank of Korea	4,750	54,440
Kangwon Land, Inc.	1,900	53,773
Korea Electric Power Corp.(1)	2,600	74,964
Korea Zinc Co., Ltd.	170	49,064
Korean Air Lines Co., Ltd.(1)	660	21,180
Korean Reinsurance Co.	4,578	44,932
KT&G Corp.	1,080	77,813
LG Chem, Ltd.	290	68,630
LG Corp.	870	51,897
LG Display Co., Ltd.(1)	1,210	33,110
LG Electronics, Inc.	1,050	84,161
LG Hausys, Ltd.	240	21,495
LIG Insurance Co., Ltd.	2,290	47,114
NHN Corp.	140	37,756
POSCO	500	143,714
S-Oil Corp.	590	47,564
Samsung C&T Corp.	400	21,471
Samsung Electro-Mechanics Co., Ltd.	350	31,363
Samsung Electronics Co., Ltd.	380	525,547
Samsung Engineering Co., Ltd.	370	29,789
Samsung Fine Chemicals Co., Ltd.	470	22,819
Samsung Fire & Marine Insurance Co., Ltd.	200	41,159
Samsung Heavy Industries Co., Ltd.	600	19,143
Samsung Life Insurance Co., Ltd.	600	59,141
Samsung Securities Co., Ltd.	500	23,032
SK Broadband Co., Ltd.(1)	4,000	19,008
SK Chemicals Co., Ltd.	510	21,675
SK Telecom Co., Ltd. ADR	2,400	46,776
TONGYANG Securities, Inc.	9,480	34,028
Woori Finance Holdings Co., Ltd.	6,060	65,618

		$2,690,499

Spain — 0.7%
Abertis Infraestructuras SA	5,095	$95,069
Acerinox SA	3,474	37,487
ACS Actividades de Construccion y Servicios SA	1,151	29,561
Amadeus IT Holding SA, Class A	4,740	139,861
CaixaBank SA	17,440	64,485
Distribuidora Internacional de Alimentacion SA	2,190	16,976
Enagas	5,750	153,129

Security	Shares	Value

Spain (continued)
Ferrovial SA	11,061	$182,976
Grifols SA(1)	2,781	111,630
Iberdrola SA	4,551	24,469
Indra Sistemas SA	3,009	40,485
Industria de Diseno Textil SA	2,491	334,306
International Consolidated Airlines Group SA(1)	13,289	55,979
Red Electrica Corp. SA	1,895	100,736
Repsol SA	4,739	111,104
Telefonica SA	13,336	195,270
Zardoya Otis SA	5,596	78,183

		$1,771,706

Sweden — 0.7%
Atlas Copco AB, Class A	1,107	$29,272
Boliden AB	476	7,602
Elekta AB, Class B	2,411	36,969
Getinge AB, Class B	1,220	36,786
Hennes & Mauritz AB, Class B	6,459	229,382
Holmen AB, Class B	1,988	55,723
Investor AB, Class B	4,712	139,743
Lundin Petroleum AB(1)	1,265	30,417
Millicom International Cellular SA SDR	989	81,231
Nordea Bank AB	22,944	276,086
Scania AB, Class B	1,400	29,941
Skandinaviska Enskilda Banken AB, Class A	12,451	128,088
Skanska AB, Class B	5,621	95,893
SKF AB, Class B	1,705	39,802
Svenska Cellulosa AB, Class B	1,144	29,800
Swedbank AB, Class A	5,776	142,226
Tele2 AB, Class B	6,008	103,092
Telefonaktiebolaget LM Ericsson, Class B	3,788	47,109
TeliaSonera AB	47,592	328,373

		$1,867,535

Switzerland — 1.4%
Actelion, Ltd.(1)	2,081	$127,416
Adecco SA	1,647	88,096
Baloise Holding AG	319	32,881
Coca-Cola HBC AG(1)	2,335	61,297
Garmin, Ltd.	6,197	217,391
Geberit AG	106	25,904
Givaudan SA(1)	54	69,543
Lonza Group AG(1)	582	40,555
Nestle SA	10,043	716,191
Noble Corp.	5,624	210,900

22	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Novartis AG	4,665	$345,339
Roche Holding AG PC	1,439	360,240
Schindler Holding AG	792	115,997
Schindler Holding AG PC	196	29,413
Sonova Holding AG(1)	822	89,547
Sulzer AG	212	36,229
Swatch Group, Ltd. (The), Bearer Shares	209	119,908
Swiss Reinsurance Co., Ltd.	2,908	231,423
Swisscom AG	345	162,502
Transocean, Ltd.	3,988	205,262
Zurich Insurance Group AG(1)	336	93,892

		$3,379,926

Taiwan — 1.1%
Acer, Inc.(1)	73,000	$59,000
Advanced Semiconductor Engineering, Inc.	87,931	76,694
Ambassador Hotel	22,000	21,416
Asia Cement Corp.	30,900	39,235
Asia Optical Co., Inc.(1)	27,000	25,623
Asustek Computer, Inc.	9,000	104,826
AU Optronics Corp.(1)	35,000	16,497
Catcher Technology Co., Ltd.	15,000	76,148
Cathay Financial Holding Co., Ltd.	44,600	60,095
Chang Hwa Commercial Bank	25,520	14,596
Cheng Shin Rubber Industry Co., Ltd.	11,100	37,648
Chimei Innolux Corp.(1)	23,795	14,899
China Airlines, Ltd.(1)	68,178	26,012
China Development Financial Holding Corp.(1)	132,000	36,569
Chinatrust Financial Holding Co., Ltd.	114,540	69,561
Chong Hong Construction Co., Ltd.	6,110	21,141
Chunghwa Telecom Co., Ltd.	33,000	105,339
Compal Electronics, Inc.	104,000	67,368
Delta Electronics, Inc.	7,000	33,585
EVA Airways Corp.(1)	45,000	25,111
Far Eastern Department Stores, Ltd.	30,680	27,159
Far Eastern New Century Corp.	74,740	80,547
Far EasTone Telecommunications Co., Ltd.(1)	31,000	75,525
First Financial Holding Co., Ltd.	31,280	19,268
Formosa Chemicals & Fibre Corp.	30,000	70,331
Formosa Petrochemical Corp.	17,000	46,298
Formosa Plastics Corp.	31,000	75,309
Formosan Rubber Group, Inc.	29,000	23,350
Foxconn International Holdings, Ltd.(1)	100,000	38,667
Foxconn Technology Co., Ltd.	18,900	49,814
Fubon Financial Holding Co., Ltd.	32,496	46,493
Giant Manufacturing Co., Ltd.	6,000	36,022

Security	Shares	Value

Taiwan (continued)
Goldsun Development & Construction Co., Ltd.	63,000	$25,120
Hotai Motor Co., Ltd.	6,000	53,634
Hua Nan Financial Holdings Co., Ltd.	45,177	26,290
Mega Financial Holding Co., Ltd.	45,900	35,433
Nan Ya Plastics Corp.	41,000	81,807
Pou Chen Corp.	21,000	24,788
President Chain Store Corp.	5,000	30,862
Quanta Computer, Inc.	13,000	26,909
Radiant Opto-Electronics Corp.	16,300	66,349
Radium Life Tech Co., Ltd.	32,309	26,932
Ruentex Industries, Ltd.	7,000	16,770
Sanyang Industrial Co., Ltd.(1)	29,000	28,594
Shin Kong Synthetic Fibers Corp.	71,000	22,307
Siliconware Precision Industries Co., Ltd.(1)	71,000	85,166
Sincere Navigation	24,000	22,414
Standard Foods Corp.	10,480	35,907
Synnex Technology International Corp.	33,000	55,879
Taishin Financial Holdings Co., Ltd.	58,835	25,564
Taiwan Cement Corp.	23,000	30,574
Taiwan Cooperative Financial Holding Co., Ltd.	30,692	17,647
Taiwan Fertilizer Co., Ltd.	11,000	26,345
TPK Holding Co., Ltd.	1,887	38,391
TTY Biopharm Co., Ltd.	7,480	24,824
Uni-President Enterprises Corp.	32,170	63,391
United Microelectronics Corp.	222,000	85,072
Waterland Financial Holdings	65,520	23,104
Wei Chuan Food Corp.	21,000	32,778
Wistron Corp.	68,100	69,211
Yageo Corp.(1)	120,000	37,968
Yieh Phui Enterprise	63,240	17,593
Yuanta Financial Holding Co., Ltd.	96,000	48,876
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	24,026
Yulon Motor Co., Ltd.	22,000	37,770

		$2,788,441

Thailand — 0.6%
Advanced Info Service PCL(5)	13,500	$124,421
Airports of Thailand PCL(5)	8,400	41,366
Bangkok Bank PCL(5)	4,600	35,651
Bangkok Dusit Medical Services PCL(5)	2,800	16,129
Bank of Ayudhya PCL(5)	23,400	26,149
Banpu PCL(5)	2,300	26,775
BEC World PCL(5)	15,500	35,417
Berli Jucker PCL(5)	18,000	45,325
Big C Supercenter PCL(5)	4,000	31,523
BTS Group Holdings PCL	50,000	15,426

23	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Central Pattana PCL(5)	8,300	$28,265
Charoen Pokphand Foods PCL(5)	26,500	28,688
CP ALL PCL(5)	54,600	81,920
Electricity Generating PCL(5)	3,800	19,896
Glow Energy PCL(5)	6,700	17,596
Hana Microelectronics PCL(5)	17,700	14,948
IRPC PCL(5)	142,000	19,873
Kasikornbank PCL(5)	10,000	73,710
Krung Thai Bank PCL(5)	29,650	25,099
Land & Houses PCL(5)	82,300	36,790
Minor International PCL(5)	14,000	11,752
PTT Exploration & Production PCL(5)	11,212	58,979
PTT Global Chemical PCL(5)	15,100	37,702
PTT PCL(5)	6,800	75,707
Ratchaburi Electricity Generating Holding PCL(5)	9,000	18,187
Shin Corp. PCL(5)	8,200	24,120
Siam Cement PCL(5)	2,500	42,173
Siam City Cement PCL(5)	1,600	26,626
Siam Commercial Bank PCL(5)	12,600	79,990
Siam Makro PCL(5)	1,900	48,919
Sino Thai Engineering & Construction PCL(5)	45,385	43,358
Thai Beverage PCL	81,000	39,792
Thai Oil PCL(5)	9,000	20,288
Thai Union Frozen Products PCL(5)	11,160	21,491
Thanachart Capital PCL(5)	19,800	32,287
TMB Bank PCL(5)	355,700	33,287
Total Access Communication PCL(5)	13,600	54,306
True Corp. PCL(1)	79,800	23,017

		$1,436,948

Turkey — 0.6%
Akbank TAS	20,100	$105,836
Akenerji Elektrik Uretim AS(1)	32,983	30,772
Anadolu Efes Biracilik ve Malt Sanayii AS	2,200	36,569
Arcelik AS	4,100	31,942
BIM Birlesik Magazalar AS	1,300	66,785
Cimsa Cimento Sanayi ve Ticaret AS	2,500	14,864
Coca-Cola Icecek AS	1,500	41,890
Dogan Sirketler Grubu Holding AS(1)	26,000	17,582
Enka Insaat ve Sanayi AS	12,176	37,685
Eregli Demir ve Celik Fabrikalari TAS	33,980	38,975
Ford Otomotiv Sanayi AS	2,100	29,201
Haci Omer Sabanci Holding AS	11,200	69,810
Ihlas Holding AS(1)	44,800	20,525
Is Gayrimenkul Yatirim Ortakligi AS	23,800	20,884

Security	Shares	Value

Turkey (continued)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	17,100	$19,350
KOC Holding AS	11,120	67,428
Koza Altin Isletmeleri AS	1,100	22,064
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	23,171
Petkim Petrokimya Holding AS(1)	15,600	27,198
Tekfen Holding AS	6,700	26,041
Tupras-Turkiye Petrol Rafinerileri AS	2,400	67,073
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	14,300	59,581
Turk Sise ve Cam Fabrikalari AS	21,446	36,428
Turk Telekomunikasyon AS	8,300	39,373
Turkcell Iletisim Hizmetleri AS(1)	13,700	85,304
Turkiye Garanti Bankasi AS	23,700	131,130
Turkiye Halk Bankasi AS	6,300	68,791
Turkiye Is Bankasi	14,300	55,312
Turkiye Sinai Kalkinma Bankasi AS	11,025	15,890
Turkiye Vakiflar Bankasi TAO	10,500	37,573
Ulker Gida Sanayi ve Ticaret AS	3,300	28,249
Yapi ve Kredi Bankasi AS	11,000	34,185
Yazicilar Holding AS	1,400	16,730

		$1,424,191

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank (PJSC)	46,900	$58,807
Abu Dhabi National Hotels	13,000	6,748
Air Arabia (PJSC)	286,700	76,484
DP World, Ltd.	8,700	133,579
Emaar Properties (PJSC)	71,500	109,425
First Gulf Bank (PJSC)	14,500	58,868
National Bank of Abu Dhabi (PJSC)	59,218	195,102
Ras Al Khaimah Ceramics(1)	82,200	41,895
Union National Bank	64,575	77,258

		$758,166

United Kingdom — 2.1%
Aberdeen Asset Management PLC	5,638	$39,355
Associated British Foods PLC	2,812	84,590
AstraZeneca PLC	7,181	372,845
BAE Systems PLC	3,103	18,124
Barclays PLC	42,205	188,339
BHP Billiton PLC	270	7,596
BP PLC	37,349	270,636
Bunzl PLC	889	17,684
Burberry Group PLC	6,539	136,033
Centrica PLC	49,326	284,500

24	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	8,171	$107,612
Croda International PLC	328	12,644
Diageo PLC	9,238	282,106
Ensco PLC, Class A	3,550	204,764
Experian PLC	2,418	42,544
GlaxoSmithKline PLC	3,572	92,163
Imperial Tobacco Group PLC	500	17,878
Kingfisher PLC	5,668	27,618
Marks & Spencer Group PLC	7,474	47,574
National Grid PLC	6,991	89,116
Next PLC	3,377	228,915
Prudential PLC	2,356	40,510
Randgold Resources, Ltd.	918	74,269
Reed Elsevier PLC	2,870	33,554
Rexam PLC	17,090	137,223
Rolls-Royce Holdings PLC(1)	6,990	122,879
Rolls-Royce Holdings PLC, PFC Shares(1)	831,810	1,292
Royal Dutch Shell PLC, Class A	12,039	409,871
Royal Dutch Shell PLC, Class B	12,322	432,224
Sage Group PLC (The)	23,023	120,793
Schroders PLC	596	21,646
Serco Group PLC	9,667	93,031
Severn Trent PLC	307	8,701
Shire PLC	5,068	157,979
SSE PLC	1,270	30,749
Subsea 7 SA	2,947	63,621
Tesco PLC	33,875	192,680
Tullow Oil PLC	6,718	104,718
Unilever PLC	603	26,126
United Utilities Group PLC	1,376	15,852
Vodafone Group PLC	86,902	265,164
Whitbread PLC	1,934	76,883
WM Morrison Supermarkets PLC	45,638	207,115

		$5,209,516

United States — 30.4%
3M Co.	5,120	$536,115
A.O. Smith Corp.	271	20,442
Abaxis, Inc.	716	30,566
Abbott Laboratories	4,090	151,003
AbbVie, Inc.	4,085	188,114
Accenture PLC, Class A	3,716	302,631
Acorda Therapeutics, Inc.(1)	2,871	113,605
Actavis, Inc.(1)	734	77,606
Activision Blizzard, Inc.	14,368	214,802
Acuity Brands, Inc.	418	30,497

Security	Shares	Value

United States (continued)
Advance Auto Parts, Inc.	215	$18,034
Advanced Energy Industries, Inc.(1)	178	3,022
Advisory Board Co. (The)(1)	845	41,532
AGL Resources, Inc.	5,240	229,774
Air Products and Chemicals, Inc.	3,420	297,403
Airgas, Inc.	2,281	220,459
Akamai Technologies, Inc.(1)	501	21,999
Alaska Air Group, Inc.(1)	652	40,189
Alere, Inc.(1)	1,048	26,913
Alexion Pharmaceuticals, Inc.(1)	412	40,376
Allergan, Inc.	1,480	168,054
ALLETE, Inc.	5,812	298,446
Alliant Energy Corp.	254	13,592
Allied World Assurance Co. Holdings, Ltd.	261	23,701
Altera Corp.	1,303	41,709
Altria Group, Inc.	13,558	495,003
Amazon.com, Inc.(1)	743	188,581
Amdocs, Ltd.	1,060	37,842
Ameren Corp.	6,012	217,935
American Capital Agency Corp.	6,368	212,118
American Electric Power Co., Inc.	4,304	221,355
American Express Co.	2,133	145,919
American Greetings Corp.	1,423	26,240
American States Water Co.	747	41,444
American Tower Corp.	1,269	106,583
American Water Works Co., Inc.	843	35,305
AmerisourceBergen Corp.	4,664	252,416
Amgen, Inc.	3,896	406,002
Amsurg Corp.(1)	2,208	74,100
Analog Devices, Inc.	7,463	328,297
Analogic Corp.	311	24,718
Annaly Capital Management, Inc.	12,775	203,634
AOL, Inc.(1)	2,076	80,217
Aon PLC	1,847	111,466
Apache Corp.	799	59,030
Apple, Inc.	683	302,398
Applied Industrial Technologies, Inc.	1,936	81,796
Applied Materials, Inc.	7,027	101,962
Applied Micro Circuits Corp.(1)	443	3,305
AptarGroup, Inc.	3,942	221,146
Aqua America, Inc.	2,857	90,653
Arbitron, Inc.	1,588	74,144
Arch Capital Group, Ltd.(1)	1,291	68,500
Ares Capital Corp.	11,448	207,896
Argo Group International Holdings, Ltd.	1,765	73,159
Arthur J. Gallagher & Co.	1,506	63,930

25	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Ascena Retail Group, Inc.(1)	684	$12,654
Ascent Capital Group, Inc., Series A(1)	880	58,511
Associated Banc-Corp.	2,471	35,261
Astoria Financial Corp.	1,769	16,965
AT&T, Inc.	21,931	821,535
ATMI, Inc.(1)	1,089	23,686
Atmos Energy Corp.	625	27,731
Automatic Data Processing, Inc.	6,690	450,505
AutoNation, Inc.(1)	435	19,797
AutoZone, Inc.(1)	257	105,136
Avago Technologies, Ltd.	536	17,131
Avista Corp.	8,161	228,916
Avon Products, Inc.	10,236	237,066
Axis Capital Holdings, Ltd.	1,105	49,316
AZZ, Inc.	1,018	43,051
Badger Meter, Inc.	95	4,150
Balchem Corp.	310	13,435
Banco Latinoamericano de Comercio Exterior SA, Class E	936	21,238
Bank of Hawaii Corp.	5,139	245,079
Bank of the Ozarks, Inc.	480	19,646
BankUnited, Inc.	3,804	96,431
Banner Corp.	95	3,104
Baxter International, Inc.	2,906	203,042
BB&T Corp.	1,872	57,601
Becton, Dickinson and Co.	2,223	209,629
Bemis Co., Inc.	5,275	207,571
Berkshire Hathaway, Inc., Class B(1)	3,221	342,457
Bio Reference Labs, Inc.(1)	808	20,604
Biogen Idec, Inc.(1)	259	56,703
BioMarin Pharmaceutical, Inc.(1)	519	34,046
BioMed Realty Trust, Inc.	9,328	209,973
Black Hills Corp.	1,679	78,728
Blackbaud, Inc.	2,611	76,528
Bob Evans Farms, Inc.	658	28,518
Boeing Co. (The)	2,429	222,035
Boston Private Financial Holdings, Inc.	2,240	21,594
Bristol-Myers Squibb Co.	10,112	401,649
Bristow Group, Inc.	1,092	69,014
Broadridge Financial Solutions, Inc.	8,402	211,562
Brookline Bancorp, Inc.	365	3,066
Brown and Brown, Inc.	1,635	50,669
Buffalo Wild Wings, Inc.(1)	272	24,480
Bunge, Ltd.	880	63,545
C.H. Robinson Worldwide, Inc.	604	35,872
Cablevision Systems Corp.	13,792	204,949
Cabot Microelectronics Corp.(1)	1,811	60,687

Security	Shares	Value

United States (continued)
California Water Service Group	1,648	$33,042
Campbell Soup Co.	8,137	377,638
Capitol Federal Financial, Inc.	17,274	204,524
Cardinal Health, Inc.	4,895	216,457
Carnival Corp.	6,055	208,958
Cash America International, Inc.	371	16,187
Celgene Corp.(1)	2,185	257,983
CenturyLink, Inc.	10,022	376,527
Cerner Corp.(1)	1,940	187,734
CH Energy Group, Inc.	293	19,036
Charles River Laboratories(1)	1,062	46,186
Cheesecake Factory, Inc. (The)	534	21,264
Chemed Corp.	237	19,344
Chemical Financial Corp.	534	13,243
Chesapeake Lodging Trust	3,061	72,423
Chevron Corp.	5,306	647,385
Chimera Investment Corp.	63,400	209,220
Chipotle Mexican Grill, Inc.(1)	358	130,022
Cincinnati Financial Corp.	4,443	217,307
Cinemark Holdings, Inc.	7,091	219,041
Cirrus Logic, Inc.(1)	889	17,167
City Holding Co.	521	19,892
City National Corp.	1,034	59,176
Clean Harbors, Inc.(1)	866	49,336
Clorox Co. (The)	2,998	258,578
Coca-Cola Co. (The)	14,317	606,039
Cogent Communications Group, Inc.	1,139	32,621
Cognizant Technology Solutions Corp., Class A(1)	1,007	65,254
Colgate-Palmolive Co.	1,800	214,938
Colony Financial, Inc.	854	19,044
Columbia Banking System, Inc.	563	12,088
Comerica, Inc.	2,539	92,039
Comfort Systems USA, Inc.	269	3,451
Commerce Bancshares, Inc.	141	5,656
Compass Minerals International, Inc.	2,686	232,446
ConAgra Foods, Inc.	5,866	207,480
Concho Resources, Inc.(1)	45	3,876
CONMED Corp.	2,192	68,675
ConocoPhillips	7,373	445,698
Consolidated Edison, Inc.	1,719	109,414
Copa Holdings SA, Class A	1,206	151,449
Corporate Executive Board Co. (The)	80	4,509
Costar Group, Inc.(1)	320	34,691
Costco Wholesale Corp.	3,299	357,711
Covanta Holding Corp.	13,638	272,760
Credit Acceptance Corp.(1)	192	19,263

26	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Cree, Inc.(1)	606	$34,281
Cullen/Frost Bankers, Inc.	777	46,939
Cummins, Inc.	297	31,598
CVR Energy, Inc.(3)	122	0
CVS Caremark Corp.	4,032	234,582
Darden Restaurants, Inc.	4,493	231,974
Delta Air Lines, Inc.(1)	2,450	41,993
Deluxe Corp.	758	28,910
Devon Energy Corp.	4,139	227,893
Dime Community Bancshares, Inc.	239	3,411
Discovery Communications, Inc., Class A(1)	1,133	89,303
Dollar Tree, Inc.(1)	318	15,124
Dominion Resources, Inc.	6,157	379,764
Donaldson Co., Inc.	148	5,384
Dow Chemical Co. (The)	6,287	213,192
Dr Pepper Snapple Group, Inc.	4,439	216,756
DSW, Inc., Class A	62	4,099
DTE Energy Co.	282	20,552
Duke Energy Corp.	4,847	364,494
E.I. du Pont de Nemours & Co.	7,292	397,487
eBay, Inc.(1)	2,377	124,531
Ecolab, Inc.	2,439	206,388
Electronics for Imaging, Inc.(1)	3,063	81,843
Eli Lilly & Co.	8,132	450,350
EMC Corp.(1)	1,209	27,118
EMCOR Group, Inc.	999	37,363
Emerson Electric Co.	3,074	170,638
Endurance Specialty Holdings, Ltd.	422	20,665
Energen Corp.	4,020	190,628
EnPro Industries, Inc.(1)	539	26,562
Enstar Group, Ltd.(1)	607	77,144
Entergy Corp.	3,305	235,415
Erie Indemnity Co.	207	16,471
ESCO Technologies, Inc.	2,519	90,608
Everest Re Group, Ltd.	692	93,413
Exelon Corp.	6,087	228,323
Expeditors International of Washington, Inc.	3,213	115,443
Exxon Mobil Corp.	9,171	816,127
Family Dollar Stores, Inc.	1,027	63,027
Fastenal Co.	688	33,746
FedEx Corp.	1,462	137,443
Fidelity National Information Services, Inc.	2,258	94,949
First Cash Financial Services, Inc.(1)	448	23,059
First Citizens BancShares, Inc.	21	3,915
First Commonwealth Financial Corp.	2,296	16,416
First Financial Bankshares, Inc.	1,930	95,361

Security	Shares	Value

United States (continued)
First Horizon National Corp.	4,074	$42,370
First Midwest Bancorp, Inc.	1,278	16,039
First Niagara Financial Group, Inc.	5,011	47,655
FirstEnergy Corp.	5,044	235,050
Fiserv, Inc.(1)	1,110	101,132
Flushing Financial Corp.	237	3,598
Foot Locker, Inc.	669	23,328
Forward Air Corp.	1,084	39,989
Franklin Electric Co., Inc.	554	17,933
Frontier Communications Corp.	68,923	286,720
FTI Consulting, Inc.(1)	578	19,143
Gartner, Inc.(1)	906	52,412
General Dynamics Corp.	2,974	219,957
General Electric Co.	8,819	196,576
General Mills, Inc.	7,186	362,318
Genesco, Inc.(1)	287	17,665
Genuine Parts Co.	2,661	203,114
Gilead Sciences, Inc.(1)	412	20,864
Global Payments, Inc.	2,476	114,886
Golar LNG, Ltd.	5,907	197,412
Google, Inc., Class A(1)	574	473,303
Government Properties Income Trust	2,609	67,964
Granite Construction, Inc.	1,060	29,330
Greatbatch, Inc.(1)	748	20,899
Greif, Inc., Class A	3,888	187,285
GulfMark Offshore, Inc., Class A	556	23,141
H&R Block, Inc.	7,274	201,781
Halliburton Co.	1,149	49,143
Hancock Holding Co.	96	2,618
Hanger Orthopedic Group, Inc.(1)	598	18,173
Hasbro, Inc.	4,699	222,592
Hatteras Financial Corp.	7,321	200,083
Hawaiian Electric Industries Co.	8,187	231,692
Health Care REIT, Inc.	3,120	233,906
HeartWare International, Inc.(1)	378	36,742
HEICO Corp.	1,398	61,526
Hershey Co. (The)	849	75,697
Hillenbrand, Inc.	10,294	258,688
Hittite Microwave Corp.(1)	593	33,273
HollyFrontier Corp.	1,816	89,801
Hologic, Inc.(1)	891	18,150
Home BancShares, Inc.	131	5,203
Home Depot, Inc. (The)	6,177	453,083
Honeywell International, Inc.	2,739	201,426
Hospitality Properties Trust	7,783	228,898
Howard Hughes Corp. (The)(1)	581	54,835

27	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Hubbell, Inc., Class B	303	$29,076
Hyatt Hotels Corp.(1)	446	19,035
IBERIABANK Corp.	578	26,368
ICF International, Inc.(1)	619	16,781
ICG Group, Inc.(1)	1,883	22,351
ICU Medical, Inc.(1)	542	32,656
IDACORP, Inc.	407	20,028
IDEX Corp.	526	27,368
IHS, Inc.(1)	182	17,732
Illinois Tool Works, Inc.	3,750	242,100
Integrys Energy Group, Inc.	3,832	235,898
Intel Corp.	26,364	631,418
International Business Machines Corp.	3,575	724,081
International Flavors & Fragrances, Inc.	2,732	210,883
International Paper Co.	4,567	214,558
Intersil Corp.	4,056	31,475
Investors Bancorp, Inc.	1,430	28,314
IPC The Hospitalist Co., Inc.(1)	70	3,193
Iron Mountain, Inc.	5,795	219,399
Isis Pharmaceuticals, Inc.(1)	2,198	49,213
ITC Holdings Corp.	89	8,208
J&J Snack Foods Corp.	717	53,789
J.B. Hunt Transport Services, Inc.	68	4,833
j2 Global, Inc.	2,000	81,400
Jack Henry & Associates, Inc.	5,130	238,032
Jack in the Box, Inc.(1)	2,086	74,783
JetBlue Airways Corp.(1)	6,734	46,397
JM Smucker Co. (The)	2,138	220,706
Johnson & Johnson	8,174	696,670
Jones Lang LaSalle, Inc.	750	74,265
JoS. A. Bank Clothiers, Inc.(1)	435	19,001
Kaiser Aluminum Corp.	534	33,642
Kellogg Co.	4,933	320,842
KeyCorp	5,730	57,128
Kimberly-Clark Corp.	2,311	238,472
Kinder Morgan, Inc.	10,738	419,856
Kirby Corp.(1)	273	20,445
Kohl’s Corp.	1,036	48,754
Kraft Foods Group, Inc.	1,041	53,601
L-3 Communications Holdings, Inc.	2,561	208,081
L.B. Foster Co., Class A	65	2,870
Laboratory Corp. of America Holdings(1)	564	52,655
Laclede Group, Inc. (The)	85	3,970
Lam Research Corp.(1)	491	22,694
Landstar System, Inc.	65	3,553
Leggett & Platt, Inc.	6,275	202,306

Security	Shares	Value

United States (continued)
Lennox International, Inc.	972	$60,264
Liberty Property Trust, Inc.	5,243	225,397
Lindsay Corp.	930	71,443
Linear Technology Corp.	5,510	201,115
Lions Gate Entertainment Corp.(1)	4,428	109,859
Live Nation, Inc.(1)	312	3,941
LivePerson, Inc.(1)	524	6,718
Lockheed Martin Corp.	2,234	221,367
Loews Corp.	1,444	64,503
Lowe’s Companies, Inc.	2,669	102,543
LTC Properties, Inc.	1,803	83,840
M&T Bank Corp.	1,088	109,018
Mack-Cali Realty Corp.	7,197	199,861
Madison Square Garden Co. (The)(1)	1,273	76,724
Manhattan Associates, Inc.(1)	254	17,833
Marathon Oil Corp.	8,652	282,661
Marathon Petroleum Corp.	4,541	355,833
Marsh & McLennan Cos., Inc.	3,173	120,606
Martin Marietta Materials, Inc.	722	72,915
MasterCard, Inc., Class A	337	186,337
Mattel, Inc.	4,767	217,661
Maxim Integrated Products, Inc.	6,847	211,778
MAXIMUS, Inc.	806	64,230
McCormick & Co., Inc.	878	63,163
McDonald’s Corp.	6,314	644,912
McGraw-Hill Cos., Inc. (The)	1,835	99,292
McKesson Corp.	3,254	344,338
MDC Holdings, Inc.	765	28,764
MeadWestvaco Corp.	5,621	193,812
Medicines Co. (The)(1)	888	29,979
Medtronic, Inc.	4,482	209,220
Men’s Wearhouse, Inc. (The)	473	15,846
Merck & Co., Inc.	11,246	528,562
Mercury General Corp.	5,506	251,679
Meredith Corp.	6,972	270,653
MFA Financial, Inc.	22,496	208,538
MGE Energy, Inc.	1,364	76,179
Microchip Technology, Inc.	7,127	259,565
Microsoft Corp.	19,767	654,288
Minerals Technologies, Inc.	932	37,867
Mondelez International, Inc., Class A	10,238	321,985
Monsanto Co.	1,925	205,629
Morningstar, Inc.	230	15,182
Motorola Solutions, Inc.	3,241	185,385
MTS Systems Corp.	439	26,757
Mueller Industries, Inc.	843	43,651

28	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Murphy Oil Corp.	4,785	$297,101
MWI Veterinary Supply, Inc.(1)	182	21,423
MYR Group, Inc.(1)	151	3,443
National Fuel Gas Co.	69	4,328
National Health Investors, Inc.	289	19,143
National Healthcare Corp.	397	18,433
National Oilwell Varco, Inc.	493	32,153
National Retail Properties, Inc.	5,830	231,334
Nektar Therapeutics(1)	3,830	41,517
Neogen Corp.(1)	384	19,519
Neustar, Inc., Class A(1)	1,008	44,221
New Jersey Resources Corp.	412	19,446
New York Community Bancorp, Inc.	18,719	253,642
Newmont Mining Corp.	11,736	380,246
NextEra Energy, Inc.	2,168	177,841
NIC, Inc.	1,775	29,891
Noble Energy, Inc.	1,803	204,262
Nordstrom, Inc.	1,981	112,105
Norfolk Southern Corp.	2,760	213,679
Northeast Utilities	1,364	61,830
Northern Trust Corp.	2,242	120,889
Northrop Grumman Corp.	3,026	229,189
NorthStar Realty Finance Corp.	9,360	93,319
Northwest Bancshares, Inc.	1,264	15,484
NorthWestern Corp.	2,125	91,418
NPS Pharmaceuticals, Inc.(1)	322	4,324
Nucor Corp.	4,465	194,763
NVR, Inc.(1)	37	38,110
O’Reilly Automotive, Inc.(1)	301	32,303
Occidental Petroleum Corp.	3,650	325,799
Oceaneering International, Inc.	3,238	227,210
OGE Energy Corp.	1,366	98,939
Olin Corp.	8,267	199,813
Omnicare, Inc.	523	22,892
Omnicell, Inc.(1)	750	13,515
Omnicom Group, Inc.	4,975	297,356
Oneok, Inc.	1,792	92,037
OpenTable, Inc.(1)	392	21,713
Oracle Corp.	2,106	69,035
Oritani Financial Corp.	251	3,883
Packaging Corp. of America	4,784	227,527
PacWest Bancorp	170	4,714
Panera Bread Co., Class A(1)	253	44,839
Papa John’s International, Inc.(1)	88	5,544
Parker Hannifin Corp.	758	67,136
PartnerRe, Ltd.	469	44,245

Security	Shares	Value

United States (continued)
Patterson Cos., Inc.	5,461	$207,245
Paychex, Inc.	8,266	300,965
Penn National Gaming, Inc.(1)	436	25,528
PennyMac Mortgage Investment Trust	1,550	39,138
People’s United Financial, Inc.	25,746	338,817
Pepco Holdings, Inc.	9,978	225,503
PepsiCo, Inc.	7,244	597,413
Perrigo Co.	160	19,106
Pfizer, Inc.	19,245	559,452
Philip Morris International, Inc.	5,638	538,936
Phillips 66	1,807	110,137
Piedmont Natural Gas Co., Inc.	1,147	39,491
Pinnacle Financial Partners, Inc.(1)	706	17,135
Pinnacle West Capital Corp.	3,632	221,189
Pitney Bowes, Inc.	13,710	187,416
Platinum Underwriters Holdings, Ltd.	1,020	57,885
PNC Financial Services Group, Inc. (The)	2,013	136,642
PNM Resources, Inc.	251	6,027
Portland General Electric Co.	180	5,805
Power Integrations, Inc.	543	22,486
PPG Industries, Inc.	413	60,769
PPL Corp.	6,847	228,553
Praxair, Inc.	3,932	449,428
Prestige Brands Holdings, Inc.(1)	2,876	77,508
priceline.com, Inc.(1)	265	184,437
Pricesmart, Inc.	293	26,144
Procter & Gamble Co.	8,360	641,797
Provident Financial Services, Inc.	968	14,839
Public Service Enterprise Group, Inc.	6,168	225,810
Quest Diagnostics, Inc.	3,643	205,210
Rackspace Hosting, Inc.(1)	363	17,497
Ralph Lauren Corp.	202	36,679
Raytheon Co.	3,614	221,827
RBC Bearings, Inc.(1)	730	35,113
Realty Income Corp.	4,635	236,246
Red Robin Gourmet Burgers, Inc.(1)	583	28,200
Regal Entertainment Group	12,643	226,815
Regal-Beloit Corp.	1,222	96,074
Regeneron Pharmaceuticals, Inc.(1)	232	49,912
RenaissanceRe Holdings, Ltd.	605	56,803
Republic Services, Inc.	9,200	313,536
Retail Opportunity Investments Corp.	2,403	35,588
Reynolds American, Inc.	6,296	298,556
Rockwell Automation, Inc.	283	23,993
Rockwell Collins, Inc.	3,283	206,566
Ross Stores, Inc.	632	41,756

29	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Royal Gold, Inc.	1,000	$55,580
RPM International, Inc.	6,525	211,410
RR Donnelley & Sons Co.	20,835	256,479
RTI International Metals, Inc.(1)	124	3,598
Ryman Hospitality Properties	645	28,677
Safeway, Inc.	8,001	180,183
SAIC, Inc.	16,186	241,819
SBA Communications Corp., Class A(1)	993	78,437
SCANA Corp.	4,148	224,822
Schlumberger, Ltd.	4,448	331,065
Scholastic Corp.	469	12,874
Scotts Miracle-Gro Co. (The), Class A	5,971	270,785
Seattle Genetics, Inc.(1)	1,072	39,610
Selective Insurance Group, Inc.	3,029	70,969
SemGroup Corp., Class A(1)	520	26,962
Sempra Energy	2,702	223,861
Semtech Corp.(1)	1,185	38,003
Senior Housing Properties Trust	7,915	225,023
Sherwin-Williams Co. (The)	1,337	244,818
Sigma-Aldrich Corp.	459	36,119
Signature Bank(1)	1,328	95,098
Sonoco Products Co.	6,019	210,906
South Jersey Industries, Inc.	983	60,651
Southern Co. (The)	10,732	517,604
Southwest Airlines Co.	10,734	147,056
Southwest Gas Corp.	640	32,429
Spectra Energy Corp.	17,755	559,815
St. Jude Medical, Inc.	1,397	57,584
Standex International Corp.	316	16,716
Stanley Black & Decker, Inc.	840	62,840
Staples, Inc.	15,230	201,645
Starbucks Corp.	3,438	209,168
Stericycle, Inc.(1)	940	101,821
Stryker Corp.	3,539	232,088
SVB Financial Group(1)	62	4,409
Sysco Corp.	9,286	323,710
Targa Resources Corp.	1,170	76,939
Target Corp.	2,875	202,860
Techne Corp.	3,410	218,717
TECO Energy, Inc.	11,877	227,207
Teekay Corp.	6,967	248,025
Teleflex, Inc.	2,529	197,591
Tesoro Corp.	935	49,929
Tetra Tech, Inc.(1)	1,285	33,783
Texas Capital Bancshares, Inc.(1)	504	20,997
Texas Industries, Inc.(1)	575	36,616

Security	Shares	Value

United States (continued)
Texas Instruments, Inc.	6,216	$225,081
Texas Roadhouse, Inc.	1,171	27,519
TFS Financial Corp.(1)	2,168	23,566
Thomson Reuters Corp.	9,242	309,515
Tidewater, Inc.	4,208	220,710
Time Warner, Inc.	2,805	167,683
TJX Companies, Inc. (The)	7,988	389,575
Toro Co. (The)	482	21,695
Total System Services, Inc.	8,455	199,707
Towers Watson & Co., Class A	885	64,534
Tredegar Corp.	1,164	34,454
Trex Co., Inc.(1)	90	4,381
Trustmark Corp.	3,459	84,918
Tyco International, Ltd.	611	19,625
Tyler Technologies, Inc.(1)	1,390	87,904
U.S. Bancorp	6,533	217,418
UGI Corp.	1,894	77,616
UIL Holdings Corp.	310	12,908
Umpqua Holdings Corp.	1,733	20,796
Union Pacific Corp.	2,248	332,614
United Bankshares, Inc.	2,103	53,227
United Parcel Service, Inc., Class B	7,087	608,348
United Technologies Corp.	4,583	418,382
United Therapeutics Corp.(1)	358	23,907
UnitedHealth Group, Inc.	7,194	431,136
Universal Corp.	4,370	251,494
URS Corp.	1,580	69,394
Valero Energy Corp.	6,005	242,122
Valmont Industries, Inc.	389	56,689
Valspar Corp. (The)	409	26,102
Vectren Corp.	5,974	224,383
VeriSign, Inc.(1)	2,079	95,780
Verisk Analytics, Inc., Class A(1)	126	7,723
Verizon Communications, Inc.	15,115	814,850
Viacom, Inc., Class B	2,332	149,225
Visa, Inc., Class A	2,381	401,103
Vistaprint NV(1)	466	19,013
Vitamin Shoppe, Inc.(1)	274	13,467
W.W. Grainger, Inc.	334	82,321
Wal-Mart Stores, Inc.	7,598	590,517
Walgreen Co.	6,362	314,983
Walt Disney Co. (The)	333	20,926
Washington Federal, Inc.	2,109	36,212
Washington Post Co., Class B	662	293,491
Waste Connections, Inc.	2,011	76,317
Waste Management, Inc.	14,799	606,463

30	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)
Watsco, Inc.	560	$47,253
Webster Financial Corp.	146	3,412
WellPoint, Inc.	3,238	236,115
Wendy’s Co. (The)	3,955	22,504
Westamerica Bancorporation	1,558	67,602
Westar Energy, Inc.	6,375	222,870
Western Alliance Bancorp(1)	1,256	18,476
Western Refining, Inc.	1,219	37,679
WGL Holdings, Inc.	629	29,072
White Mountains Insurance Group, Ltd.	31	17,928
Williams Cos., Inc.	7,089	270,304
Windstream Corp.	25,966	221,230
World Fuel Services Corp.	608	24,654
WPX Energy, Inc.(1)	758	11,848
Xilinx, Inc.	1,855	70,323
Yahoo! Inc.(1)	3,584	88,632
Yum! Brands, Inc.	4,124	280,927
Zions Bancorporation	2,563	63,101

		$75,180,511

Total Common Stocks (identified cost $133,539,113)		$150,638,251

Equity-Linked Securities(6) — 1.1%

Security	Maturity Date	Shares	Value

India(7) — 1.1%
Adani Enterprises Ltd.	11/2/16	7,600	$30,628
Adani Ports and Special Economic Zone	11/2/16	14,900	39,783
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	29,336
Asian Paints Ltd.	8/17/16	200	17,304
Axis Bank Ltd.	10/8/14	2,600	72,020
Bajaj Auto Ltd.	7/29/16	700	24,364
Bank of Baroda	9/29/14	2,700	34,169
Bharat Forge Ltd.	11/2/16	4,200	17,871
Bharat Heavy Electricals Ltd.	9/29/14	13,100	45,915
Bharti Airtel Ltd.	9/29/14	18,800	110,450
Cairn India Ltd.	9/29/14	10,500	59,902
Cipla Ltd.	9/29/14	3,000	22,680
Coal India Ltd.	11/2/16	12,000	70,800
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	35,419
Divi’s Laboratories Ltd.	11/2/16	1,200	23,880
DLF Ltd.	11/2/16	8,400	36,834
Essar Oil Ltd.	11/2/16	28,700	44,054
Federal Bank Ltd.	7/29/16	5,000	41,350

Security	Maturity Date	Shares	Value

India(7) (continued)
GAIL India Ltd.	4/6/16	8,100	$52,407
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	20,945
Glenmark Pharmaceuticals Ltd.	11/2/16	2,000	18,010
Gujarat State Petronet Ltd.	11/2/16	16,300	20,375
Hero Motocorp Ltd.	10/8/14	1,300	39,591
Hindalco Industries Ltd.	6/30/16	19,100	33,998
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	26,832
Hindustan Unilever Ltd.	10/1/14	9,900	107,167
Hindustan Zinc Ltd.	10/13/14	11,300	24,860
IDBI Bank Ltd.	11/2/16	28,400	46,292
Idea Cellular Ltd.	11/2/16	12,200	28,914
IFCI Ltd.	10/13/14	94,100	51,755
Indiabulls Financial Services Ltd.	11/2/16	9,200	46,322
Indian Oil Corp., Ltd.	4/26/16	10,700	58,475
IndusInd Bank Ltd.	12/15/14	3,800	33,041
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	63,168
ITC Ltd.	9/29/14	12,600	77,868
Jaiprakash Associates Ltd.	10/13/14	17,200	23,736
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	38,318
Kotak Mahindra Bank Ltd.	10/13/14	4,600	60,099
Larsen & Toubro Ltd.	11/4/14	2,200	60,973
Lupin Ltd.	11/2/16	2,000	25,790
Mahindra & Mahindra Ltd.	10/15/14	3,700	61,179
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	22,555
Nestle India, Ltd.	9/8/15	400	36,868
NMDC Ltd.	11/2/16	14,500	33,350
NTPC Ltd.	4/26/16	28,500	82,650
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	105,669
Oil India Ltd.	11/2/16	2,050	20,562
Power Finance Co.	7/27/15	10,200	36,516
Power Grid Corp. of India Ltd.	11/16/15	17,900	36,695
Reliance Infrastructure Ltd.	4/26/16	3,900	26,813
Reliance Power Ltd.	11/2/16	9,700	12,756
Shriram Transport Finance Co.	9/24/14	1,600	21,904
Siemens Ltd.	11/2/16	3,200	32,320
Sun Pharmaceutical Industries Ltd.	4/26/16	2,600	45,721
Tata Chemicals Ltd.	6/30/16	5,500	32,780
Tata Consultancy Services Ltd.	10/13/14	4,000	101,760
Tata Power Co., Ltd.	4/26/16	12,900	22,511
Tata Steel Ltd.	10/13/14	5,500	30,553
Union Bank of India Ltd.	7/29/16	6,800	30,498
United Breweries Ltd.	11/2/16	2,200	29,865
Wipro Ltd.	10/13/14	8,200	58,841
Yes Bank Ltd.	11/2/16	5,900	54,722

			$2,652,783

31	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Maturity Date	Shares	Value

Kuwait(8) — 0.0%(2)
Al Safwa Group Holding Co. KSC(1)(3)	11/15/13	160,000	$3,680
Kuwait Foods Co. (Americana)	11/15/13	2,500	19,358
National Mobile Telecommunications Co. KSC	1/7/14	2,500	16,984

			$40,022

Total Equity-Linked Securities (identified cost $2,615,620)			$2,692,805

Rights(1) — 0.0%(2)

Security	Shares	Value

Koninklijke KPN NV, Exp. 5/14/13	2,009	$2,699

Total Rights (identified cost $8,320)		$2,699

Short-Term Investments — 35.8%

U.S. Treasury Obligations — 22.2%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/13	$12,500	$12,499,987
U.S. Treasury Bill, 0.00%, 10/17/13(9)	20,000	19,992,720
U.S. Treasury Bill, 0.00%, 1/9/14	12,500	12,492,100
U.S. Treasury Bill, 0.00%, 3/6/14(9)	10,000	9,991,640

Total U.S. Treasury Obligations (identified cost $54,959,583)		$54,976,447

Other — 13.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(10)	$33,515	$33,514,983

Total Other (identified cost $33,514,983)		$33,514,983

Total Short-Term Investments (identified cost $88,474,566)		$88,491,430

Total Investments — 97.8% (identified cost $224,637,619)		$241,825,185

Other Assets, Less Liabilities — 2.2%		$5,365,183

Net Assets — 100.0%		$247,190,368

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2013, the aggregate value of these securities is $531,724 or 0.2% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2013, the aggregate value of these securities is $2,692,805 or 1.1% of the Portfolio’s net assets.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2013.

32	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	70.6%	$174,562,466
Euro	5.6	13,750,588
Hong Kong Dollar	2.2	5,361,899
British Pound Sterling	2.0	5,002,428
Japanese Yen	2.0	4,999,303
Australian Dollar	1.1	2,753,036
New Taiwan Dollar	1.1	2,749,774
South African Rand	1.1	2,722,230
Swiss Franc	1.1	2,685,076
South Korean Won	1.1	2,643,723
Other currency, less than 1% each	9.9	24,594,662

Total Investments	97.8%	$241,825,185

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.0%	$27,187,824
Industrials	7.0	17,292,853
Consumer Staples	6.8	16,794,422
Consumer Discretionary	6.2	15,209,651
Information Technology	5.7	14,218,974
Energy	5.7	14,191,529
Health Care	5.6	13,748,618
Materials	5.5	13,710,740
Utilities	4.8	11,769,947
Telecommunication Services	3.7	9,209,197
Short-Term Investments	35.8	88,491,430

Total Investments	97.8%	$241,825,185

33	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2013
Unaffiliated investments, at value (identified cost, $191,122,636)	$208,310,202
Affiliated investment, at value (identified cost, $33,514,983)	33,514,983
Cash	6,077
Restricted cash*	6,472,070
Foreign currency, at value (identified cost, $248,708)	250,953
Dividends receivable	319,567
Interest receivable from affiliated investment	3,223
Receivable for investments sold	42,084
Receivable for open forward foreign currency exchange contracts	1,565,698
Receivable for closed forward foreign currency exchange contracts	29,403
Receivable for open swap contracts	2,630,037
Receivable for closed swap contracts	572,174
Tax reclaims receivable	62,121
Total assets	$253,778,592

Liabilities
Payable for investments purchased	$43,409
Payable for variation margin on open financial futures contracts	1,035,474
Payable for closed forward foreign currency exchange contracts	1,109
Payable for open swap contracts	3,829,454
Payable for closed swap contracts	1,404,145
Payable to affiliates:
Investment adviser fee	204,852
Trustees’ fees	884
Accrued foreign capital gains taxes	2,521
Accrued expenses	66,376
Total liabilities	$6,588,224
Net Assets applicable to investors’ interest in Portfolio	$247,190,368

Sources of Net Assets
Investors’ capital	$234,347,094
Net unrealized appreciation	12,843,274
Total	$247,190,368

*	Represents restricted cash on deposit at the broker for open derivative contracts.

34	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2013
Dividends (net of foreign taxes, $122,503)	$1,994,135
Interest	43,929
Interest allocated from affiliated investment	22,757
Expenses allocated from affiliated investment	(2,225)
Total investment income	$2,058,596

Expenses
Investment adviser fee	$1,271,567
Trustees’ fees and expenses	5,517
Custodian fee	238,994
Legal and accounting services	56,166
Miscellaneous	4,040
Total expenses	$1,576,284
Deduct —
Reduction of custodian fee	$39
Total expense reductions	$39

Net expenses	$1,576,245

Net investment income	$482,351

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $836)	$5,213,455
Investment transactions allocated from affiliated investment	781
Financial futures contracts	(4,508,134)
Swap contracts	(4,728,535)
Foreign currency and forward foreign currency exchange contract transactions	(742,186)
Net realized loss	$(4,764,619)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,309)	$10,789,987
Financial futures contracts	(7,381,532)
Swap contracts	(972,459)
Foreign currency and forward foreign currency exchange contracts	1,683,355
Net change in unrealized appreciation (depreciation)	$4,119,351

Net realized and unrealized loss	$(645,268)

Net decrease in net assets from operations	$(162,917)

35	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012
From operations —
Net investment income	$482,351	$800,316
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(4,764,619)	(7,744,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	4,119,351	8,723,923
Net increase (decrease) in net assets from operations	$(162,917)	$1,779,975
Capital transactions —
Contributions	$8,073,288	$286,927,481
Withdrawals	(24,425,482)	(25,001,977)
Net increase (decrease) in net assets from capital transactions	$(16,352,194)	$261,925,504

Net increase (decrease) in net assets	$(16,515,111)	$263,705,479

Net Assets
At beginning of period	$263,705,479	$—
At end of period	$247,190,368	$263,705,479

36	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Consolidated Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.24	%(2)	1.30	%(3)
Net investment income	0.38	%(2)	0.56%
Portfolio Turnover	23	%(4)	22%

Total Return	(0.11	)%(4)	1.60%

Net assets, end of period (000’s omitted)	$247,190		$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.

(4)	Not annualized.

37	See Notes to Consolidated Financial Statements.

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Market Neutral Portfolio (formerly, Eaton Vance Parametric Structured Absolute Return Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2013, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Parametric Market Neutral Fund (formerly, Eaton Vance Parametric Structured Absolute Return Fund) held an interest of 67.5%, 4.9% and 22.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2013 were $19,965,934 or 8.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends

38

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with

39

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. For the six months ended April 30, 2013, the Portfolio’s investment adviser fee amounted to $1,271,567 or 1.00% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,606,814 and $53,931,078, respectively, for the six months ended April 30, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$224,991,867

Gross unrealized appreciation	$20,929,519
Gross unrealized depreciation	(4,096,201)

Net unrealized appreciation	$16,833,318

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

40

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation

5/23/13	Australian Dollar 13,042,413	United States Dollar 13,412,427	State Street Bank and Trust Co.	$87,231
5/23/13	British Pound Sterling 8,700,306	United States Dollar 13,269,969	State Street Bank and Trust Co.	242,766
5/23/13	Canadian Dollar 13,641,960	United States Dollar 13,290,946	State Street Bank and Trust Co.	243,326
5/23/13	Euro 10,290,105	United States Dollar 13,462,030	State Street Bank and Trust Co.	91,255
5/23/13	Israeli Shekel 48,397,981	United States Dollar 13,312,240	State Street Bank and Trust Co.	177,770
5/23/13	Japanese Yen 1,318,764,109	United States Dollar 13,293,323	State Street Bank and Trust Co.	235,869
5/23/13	New Zealand Dollar 15,777,386	United States Dollar 13,281,403	State Street Bank and Trust Co.	222,889
5/23/13	Norwegian Krone 78,375,918	United States Dollar 13,464,802	State Street Bank and Trust Co.	116,412
5/23/13	Singapore Dollar 16,629,355	United States Dollar 13,446,990	State Street Bank and Trust Co.	54,221
5/23/13	Swedish Krona 88,160,199	United States Dollar 13,517,729	State Street Bank and Trust Co.	79,013
5/23/13	Swiss Franc 12,625,859	United States Dollar 13,566,711	State Street Bank and Trust Co.	14,946

				$1,565,698

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/13	71 E-mini MSCI EAFE Index	Short	$(5,902,762)	$(6,179,840)	$(277,078)
6/13	179 E-mini MSCI Emerging Markets Index	Short	(9,322,800)	(9,307,105)	15,695
6/13	903 E-mini S&P 500 Index	Short	(70,050,160)	(71,887,830)	(1,837,670)
6/13	1,801 United States Dollar Index	Long	149,945,797	147,334,407	(2,611,390)

					$(4,710,443)

41

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$28,934,125	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD- LIBOR-BBA- 0.32%	10/31/13	$(38)
Bank of America	23,694,965	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD- LIBOR- BBA+0.07%	10/31/13	226
Merrill Lynch International	48,634,920	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	5/15/13	107,925
Merrill Lynch International	3,515,098	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	5/15/13	(259,809)
Merrill Lynch International	3,926,473	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	5/15/13	(206,600)
Merrill Lynch International	1,977,240	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	5/15/13	(196,958)
Merrill Lynch International	3,814,590	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	5/15/13	(176,697)
Merrill Lynch International	3,983,971	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	5/15/13	(149,263)
Merrill Lynch International	1,928,464	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	5/15/13	(88,192)
Merrill Lynch International	944,606	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	5/15/13	(46,413)
Merrill Lynch International	927,661	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	5/15/13	(41,132)
Merrill Lynch International	1,052,334	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	5/15/13	(37,474)
Merrill Lynch International	1,961,988	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	5/15/13	(32,380)
Merrill Lynch International	3,737,309	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	5/15/13	(30,424)
Merrill Lynch International	1,872,544	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	5/15/13	(24,576)

42

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$1,897,474	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27%	5/15/13	$(22,172)
Merrill Lynch International	906,854	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	5/15/13	(20,549)
Merrill Lynch International	964,704	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	5/15/13	(13,671)
Merrill Lynch International	1,984,362	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27	5/15/13	1,840
Merrill Lynch International	929,775	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	5/15/13	4,594
Merrill Lynch International	1,856,118	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20	5/15/13	5,827
Merrill Lynch International	2,101,062	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	5/15/13	63,392
Merrill Lynch International	2,488,909	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	5/15/13	77,472
Merrill Lynch International	933,603	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	5/15/13	85,460
Merrill Lynch International	2,204,717	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	5/15/13	93,069
Merrill Lynch International	4,301,116	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	5/15/13	381,018
Merrill Lynch International	89,991,654	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	9/11/13	(2,078,795)
Merrill Lynch International	8,104,249	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.20	9/11/13	(188,135)

43

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$4,164,648	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.20%	9/11/13	$(114,127)
Merrill Lynch International	1,991,750	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.27	9/11/13	(47,591)
Merrill Lynch International	3,996,331	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.20	9/11/13	(38,265)
Merrill Lynch International	3,964,343	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.27	9/11/13	(11,500)
Merrill Lynch International	7,518,216	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.20	9/11/13	(4,693)
Merrill Lynch International	1,859,749	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.20	9/11/13	3,772
Merrill Lynch International	7,485,796	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.20	9/11/13	22,070
Merrill Lynch International	3,684,071	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.20	9/11/13	27,611
Merrill Lynch International	3,797,970	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.30	9/11/13	30,651
Merrill Lynch International	2,004,137	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.27	9/11/13	32,229
Merrill Lynch International	2,134,219	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.27	9/11/13	38,426
Merrill Lynch International	1,854,846	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.20	9/11/13	40,183

44

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$3,835,834	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.27%	9/11/13	$50,589
Merrill Lynch International	1,735,198	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.27	9/11/13	94,458
Merrill Lynch International	1,849,865	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.20	9/11/13	98,704
Merrill Lynch International	7,081,714	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.20	9/11/13	110,819
Merrill Lynch International	3,702,667	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.27	9/11/13	147,746
Merrill Lynch International	3,346,612	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.27	9/11/13	171,693
Merrill Lynch International	3,273,429	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.20	9/11/13	186,880
Merrill Lynch International	3,759,661	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.27	9/11/13	211,684
Merrill Lynch International	7,085,373	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.20	9/11/13	239,333
Merrill Lynch International	7,700,873	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.35	9/11/13	302,366

							$(1,199,417)

45

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $3,830,563. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,186,161 at April 30, 2013.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $4,797,312, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $2,629,811. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At April 30, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $3,203,000, due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2013 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Commodity

Net unrealized appreciation*	$15,695	$—	$—
Receivable for open forward foreign currency exchange contracts	—	1,565,698	—
Receivable for open swap contracts	226	—	2,629,811

Total Asset Derivatives	$15,921	$1,565,698	$2,629,811

Net unrealized appreciation*	$(2,114,748)	$(2,611,390)	$—
Payable for open swap contracts	(38)	—	(3,829,416)

Total Liability Derivatives	$(2,114,786)	$(2,611,390)	$(3,829,416)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

46

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2013 was as follows:

Consolidated Statement of Operations Caption	Equity Price	Foreign Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(6,562,779)	$2,054,645	$—
Swap contracts	(5,331,295)	—	602,760
Foreign currency and forward foreign currency exchange contract transactions	—	(721,802)	—

Total	$(11,894,074)	$1,332,843	$602,760

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$(4,342,900)	$(3,038,632)	$—
Swap contracts	(45)	—	(972,414)
Foreign currency and forward foreign currency exchange contracts	—	1,680,659	—

Total	$(4,342,945)	$(1,357,973)	$(972,414)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2013, which are indicative of the volume of these derivative types, were approximately $168,760,000, $80,220,000 and $205,295,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2013.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

47

Parametric Market Neutral Portfolio

April 30, 2013

Notes to Consolidated Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$726,854	$25,970,230	$159	$26,697,243
Developed Europe	1,268,132	25,825,856	—	27,093,988
Developed Middle East	266,805	603,546	—	870,351
Emerging Europe	522,941	6,367,457	—	6,890,398
Latin America	8,324,452	—	—	8,324,452
Middle East/Africa	—	5,581,308	—	5,581,308
North America	75,180,511	—	0	75,180,511

Total Common Stocks	$86,289,695	$64,348,397 **	$159	$150,638,251

Equity-Linked Securities	$—	$2,689,125	$3,680	$2,692,805
Rights	2,699	—	—	2,699
Short-Term Investments —
U.S. Treasury Obligations	—	54,976,447	—	54,976,447
Other	—	33,514,983	—	33,514,983

Total Investments	$86,292,394	$155,528,952	$3,839	$241,825,185
Forward Foreign Currency Exchange Contracts	$—	$1,565,698	$—	$1,565,698
Futures Contracts	15,695	—	—	15,695
Swap Contracts	—	2,630,037	—	2,630,037

Total	$86,308,089	$159,724,687	$3,839	$246,036,615

Liability Description

Futures Contracts	$(4,726,138)	$—	$—	$(4,726,138)
Swap Contracts	—	(3,829,454)	—	(3,829,454)

Total	$(4,726,138)	$(3,829,454)	$—	$(8,555,592)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2013 is not presented.

At April 30, 2013, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

9  Name Change

Effective March 1, 2013, the name of Parametric Market Neutral Portfolio was changed from Parametric Structured Absolute Return Portfolio.

48

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 22, 2013, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2013, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

49

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2013, with respect to one or more funds, the Board met eight times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twenty-one, five, nine and thirteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Market Neutral Fund (formerly Eaton Vance Parametric Structured Absolute Return Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Parametric Market Neutral Portfolio (formerly Parametric Structured Absolute Return Portfolio) (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”) and the sub-advisory agreement of the Fund with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, as well as the sub-advisory agreement of the Portfolio with the Sub-advisers, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements (together, the “advisory agreements”) for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Portfolio’s investment strategy. The Board also considered the abilities and experience of the Sub-adviser’s personnel in making investments in long and short exposures to equity securities, commodities and currency markets, including U.S., international and emerging markets equities, and derivative instruments linked to equities, commodities and currencies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading,

50

Parametric Market Neutral Fund

April 30, 2013

Board of Trustees’ Contract Approval — continued

frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory and administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2012, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR and the Sub-adviser pursuant to a separate investment advisory agreement and sub-advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which applicable Advisers and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

51

Parametric Market Neutral Fund

April 30, 2013

Officers and Trustees

Officers of Parametric Market Neutral Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Parametric Market Neutral Portfolio

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Market Neutral Fund and Parametric Market Neutral Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Parametric Market Neutral Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Market Neutral Portfolio and Parametric Market Neutral Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Parametric Market Neutral Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

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5797-6/13	PPASARSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Market Neutral Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 14, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 14, 2013